Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Income, United States	$ 2,990	$ 2,534	$ 2,782
Income, Foreign	4,773	4,599	3,685
Income from continuing operations before income taxes	7,763	7,133	6,467
Undistributed Earnings of Foreign Subsidiaries	34,000
Current Tax Provision, Federal	1,577	30	328
Current Tax Provision, State	64	(21)	(37)
Current Tax Provision, Foreign	1,140	1,290	1,158
Current Income Tax Expense Benefit	2,781	1,299	1,449
Future Tax Provision, Federal	(27)	318	712
Future Tax Provision, State	84	134	109
Future Tax Provision, Foreign	5	(54)	(159)
Deferred income tax provision	62	398	662
Income tax expense	2,843	1,697	2,111
Attributable to items credited (charged) to equity and goodwill	$ (128)	$ (299)	$ (114)
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%
Tax on international activities	(6.40%)	(8.10%)	(2.00%)
Tax audit settlements	(0.70%)	(2.90%)	0.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	8.90%	0.00%	0.00%
Other	(0.20%)	(0.20%)	(0.40%)
Effective income tax rate	36.60%	23.80%	32.60%
Income Tax Credits and Adjustments			$ 68
2011 - 2012 Tax Years [Member]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions		$ 206
French Tax Law Change [Member]
Income Tax Contingency [Line Items]
Income Tax Credits and Adjustments	$ 48	$ 25
Foreign Earnings Repatriation [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary			274
Tax Year 2015 [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary			$ 45
Tax Year 2016 [Member]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions	55
US TCJA Tax Law Change [Member]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions	$ 690